Acquired Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2,696	$ 2,337	$ 2,140
Impairment of intangible assets	2,910	3,595	3,833
Software license
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	2,910	3,445	2,076
Customer base
Acquired Intangible Assets [Line Items]
Impairment of intangible assets			287
Trade name and domain name
Acquired Intangible Assets [Line Items]
Impairment of intangible assets		$ 150	$ 1,470